                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04014

                             Meridian Fund, Inc.(R)
               (Exact name of registrant as specified in charter)

                        60 E. Sir Francis Drake Boulevard
                                    Suite 306
                               Larkspur, CA 94939
               (Address of principal executive offices) (Zip code)

                                Gregg B. Keeling
                        60 E. Sir Francis Drake Boulevard
                                    Suite 306
                               Larkspur, CA 94939
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 415-461-8770

                        Date of fiscal year end: June 30

                   Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


MERIDIAN FUND, INC.
                                                               February 13, 2006

To Our Shareholders:

Stocks posted modest gains during the final quarter of 2005 as energy prices declined and, as it turned out, the economy suffered limited damage from three major hurricanes. The S&P 500 advanced 1.59%, the NASDAQ 2.49% and the Russell 2000 0.81% during the quarter. The financial markets also posted modest, but below average gains for the year. The S&P 500 advanced 3.00%, the NASDAQ 1.37% and the Russell 2000 3.32%. It is interesting to note that the S&P 500 and the NASDAQ indexes remain 15% and 46% lower respectively than their 1999 closing prices, or six years ago.

The best performing sectors during 2005 included energy, gold and biotechnology. Automobiles, consumer discretionary and mortgage finance were among the worst performing groups. The yield on the ten-year government bond increased from 4.23% to 4.39%.

The economy performed well throughout 2005 with GDP gaining nearly 4.0%. This is especially impressive considering the Federal Reserve Board raised the federal funds rate from 2.25% to 4.00%, the price of oil increased approximately 40% and the country experienced three major hurricanes. We anticipate solid but more modest growth during the new year. Industrial production, job growth and capital spending, in our opinion, will remain strong while corporate profits will continue to grow, but at a reduced pace. Housing starts and auto sales will have a more difficult time this year, but non-durable consumer spending will show modest growth. We expect somewhat higher interest rates and believe the inflation rate will remain in the 3% range. Significantly higher oil prices pose a risk to our growth outlook.

We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders. We wish you a happy, healthy and prosperous New Year.

The prospectus and information on how to purchase shares of the funds are available on our website at www.meridianfund.com.

-s- Richard F. Aster, Jr.

Richard F. Aster, Jr.

MERIDIAN EQUITY INCOME FUND(SM)

The Meridian Equity Income Fund's net asset value per share at December 31, 2005 was $10.47. This represents an increase of 6.0% since inception, January 31, 2005 to date.

On December 15, 2005, the Equity Income Fund paid an income dividend of $0.12 per share and a short-term capital gain distribution of $0.01 per share. The Fund's assets at the close of the quarter were invested 3.8% in cash and cash equivalents and 96.2% in stocks. Total net assets were $13,350,958 and there were 406 shareholders.

The portfolio at the end of December has the following characteristics. It is well diversified with 35 positions representing 26 different industry groups. The average market capitalization is $15.7 billion, the average yield is 2.95% and the price earnings ratio stands at 16.6 times trailing earnings. The typical holding has a five-year average return on equity of 21.6% and a projected 2006 earnings growth rate of 8.0%. We believe these are impressive operating and valuation characteristics and, hopefully, will translate into good stock performance.

During the quarter we purchased shares of Autoliv, Chevron, Diebold, Delta & Pine Land Co., Hillenbrand Industries, Leggett & Platt, Masco and Pacer International. We sold our shares in Albertson's, BankcorpSouth, E.I du Pont De Nemours & Co., Dow Chemical, Sensient Technologies and Unitrin.

Bemis Company, a current holding, is a leading manufacturer of packaging and pressure sensitive materials for food, consumer products and manufacturing companies worldwide. The company's leadership position rests on its strong technical foundation in polymer chemistry and pressure sensitive adhesive technology. The company's business tends to be relatively stable and Bemis has a long-term track record of consistent growth and strong financial returns, including a high return on equity and strong cash flow. The shares sell at 16 times estimated earnings and yield 2.50% with excellent prospects for future dividend growth.

MERIDIAN GROWTH FUND(R)

The Meridian Growth Fund's net asset value per share at December 31, 2005 was $36.57. This represents an increase of 0.3% for the calendar year. The Fund's total return and average annual compound rate of return since inception, August 1, 1984, were 1,521.6% and 13.9%, respectively.

On December 15, 2005, the Fund made a long-term capital gain distribution of $0.80 per share. The Fund's assets at the close of the quarter were invested 5.2% in cash and cash equivalents and 94.8% in stocks. Total net assets were $1,634,439,327 and there were 71,693 shareholders.

We anticipate that steady economic growth and higher corporate profits combined with reasonable equity valuations will lead to positive returns for stocks during 2006. Our portfolio consists of companies that, in general, will grow earnings faster than the average S&P 500 company, have strong balance sheets, generate cash and sell at attractive valuations. Our heaviest areas of concentration include health care, technology and retail, followed by industrial services and financial stocks.

During the quarter we purchased shares of BE Aerospace, Cognos, Inc. and Symmetry Medical. We sold our shares in Apria Healthcare, Andrew Corporation, JetBlue Airways, Plantronics, Polo Ralph Lauren and Weight Watchers.

Las Vegas Sands Corp., a current holding, is an owner, operator and developer of hotel casinos and resort/convention centers. Properties are located in Las Vegas and the Peoples' Republic of China Special Administrative Region of Macao. The Venetian is the highest return property on the Las Vegas Strip and the company is approximately doubling its Las Vegas capacity with the addition of the Palazzo Casino scheduled to open in September 2007. Las Vegas Sands is the first western-style casino operator in Macao. Macao's gaming revenue of $5.28B is comparable to the Las Vegas Strip and is expected to double to over $11B by 2010. The number of visitors to Macao is forecasted to grow from 16M to 35M by 2010 with 60% coming from mainland China, 30% from Hong Kong and 8% from Taiwan. There are 1 billion people within a one hour plane ride of Macao. The Venetian Macao will be the anchor property of the Cotai Strip and is scheduled to open in September 2007. The company will also open an additional property in Macau and is bidding in Singapore and focusing on other future sites as well. Las Vegas Sands has an experienced and successful management team, is well capitalized and the stock sells at a reasonable valuation given the potential revenue growth and cash flow generation capability during the next several years.

MERIDIAN VALUE FUND(R)

The Meridian Value Fund's net asset value per share at December 31, 2005 was $34.63. This represents an increase of 2.9% for the calendar year. The Fund's total return and average compounded annual rate of return since June 30, 1995, were 548.9% and 19.5%, respectively. The comparable period returns for the S&P 500 with dividends were 188.3% and 10.6%, respectively.

The Fund is the tenth best performing stock fund for the ten-year period ending December 31, 2005, according to Lipper. This is out of a universe of over 8,000 funds.

On December 15, 2005, the Value Fund made a long-term capital gain distribution of $3.89 per share, a short-term capital gain distribution of $0.39 per share and an income dividend of $0.32 per share. The Fund's assets at the close of the quarter were invested 4.3% in cash and cash equivalents and 95.7% in stocks. Total net assets were $1,895,204,964 and there were 89,021 shareholders.

There have been no major changes in our strategy. We continue to seek out-of-favor companies that have defensible positions in their industries, strong or improving balance sheets, reasonable valuations and good prospects for earnings growth. We recently reduced the number of holdings in the portfolio to concentrate on the best opportunities. A positive sign, we believe, is that the quality and number of companies that fit our strategy is increasing. We believe that over the long term our strategy will continue to outperform and that the current environment is favorable. The portfolio is well positioned, reasonably valued and diversified. Technology, energy and consumer products represent our largest areas of concentration and we continue to invest in companies of all market capitalizations.

During the quarter we purchased shares of Analog Devices, Regions Financial, Regis, Schering-Plough, Spartech and Xilinx. We sold our shares in A.C. Moore Arts & Crafts, Activision, Annaly Mortgage Management, ArvinMeritor, Burlington Northern Santa Fe, Celestica, Christopher & Banks, Comcast, Cott, Kraft, Lamar Advertising, Leggett & Platt, Linens 'N Things, Packaging Corporation of America, Sensient Technologies, Smurfit-Stone Container, SunTrust Banks, Taro Pharmaceutical Industries and Tyson Foods.

Safeway, a current holding, is the third largest grocery chain in the U.S. with over $36 billion in annual sales and a majority of its stores in the western half of the country. Safeway's earnings have suffered due to escalating labor costs and increased competition. Safeway has launched a new differentiation strategy to remodel its 1,800 stores and emphasize value priced fresh produce, hot foods and organics. Management has renegotiated most of its labor contracts to control the growth in labor and health care costs and is closing underperforming stores. Early results are encouraging, as sales growth is accelerating due to positive customer response. Safeway has an aggressive management team, a strong and improving balance sheet, an improved revenue outlook, better cost controls and an improving store base. These factors lead us to believe that Safeway shares are attractively valued, in our opinion, at less than 12 times our normalized earnings per share estimate of $2.

MERIDIAN EQUITY INCOME FUND
SUMMARY OF PORTFOLIO HOLDINGS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF NET ASSET VALUE)
Insurance................................................    5.7%  $   767,419
Consumer Products........................................    5.6       749,920
Industrial Services......................................    5.5       739,358
Paper/Forest Products....................................    5.5       736,105
Banking..................................................    5.5       730,497
Retail...................................................    5.5       728,644
Industrial Products......................................    5.4       723,655
Electrical Equipment.....................................    5.2       695,832
Consumer Products/Food & Beverage........................    5.1       681,347
Pharmaceuticals..........................................    3.0       397,545
Furniture and Fixtures...................................    3.0       394,912
Healthcare Products......................................    2.9       382,927
Insurance Brokers........................................    2.8       378,280
Construction.............................................    2.8       375,866
Automotive...............................................    2.8       375,851
Transportation...........................................    2.8       375,264
Brokerage & Money Management.............................    2.8       368,023
Business Products........................................    2.8       367,650
Chemicals................................................    2.7       366,984
Business Services........................................    2.7       364,336
Basic Materials..........................................    2.7       360,428
Energy...................................................    2.7       358,145
Telecommunications Services..............................    2.7       358,093
Agriculture..............................................    2.7       357,805
Oil & Gas................................................    2.7       356,232
Office Supplies..........................................    2.6       353,728
Cash & Other Assets, Less Liabilities....................    3.8       506,112
                                                           -----   -----------
                                                           100.0%  $13,350,958
                                                           =====   ===========

    The accompanying notes are an integral part of the financial statements

MERIDIAN GROWTH FUND
SUMMARY OF PORTFOLIO HOLDINGS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF NET ASSET VALUE)
Retail.................................................   11.8%  $  192,153,123
Industrial Services....................................   10.4      170,230,842
Healthcare Products....................................    8.2      134,551,253
Healthcare Services....................................    7.3      119,790,795
Tech-Software..........................................    6.5      106,223,516
Restaurants............................................    6.0       97,512,294
Brokerage & Money Management...........................    5.8       94,214,930
Insurance..............................................    5.0       81,256,736
Tech-Hardware..........................................    4.6       75,004,598
Industrial Products....................................    4.1       67,669,936
Banking................................................    4.0       65,375,446
Consumer Services......................................    4.0       65,114,700
Cellular Communications................................    2.8       45,186,540
Construction...........................................    2.6       41,927,977
Real Estate............................................    2.5       41,503,342
Consumer Products......................................    2.3       37,531,870
Leisure & Amusement....................................    1.5       25,241,035
Hotels & Lodging.......................................    1.5       24,668,750
Business Services......................................    1.4       23,595,142
Aerospace/Defense......................................    1.4       22,774,400
Apparel................................................    1.1       17,974,476
U.S. Government Obligations............................    0.7       11,977,193
Cash & Other Assets, Less Liabilities..................    4.5       72,960,433
                                                         -----   --------------
                                                         100.0%  $1,634,439,327
                                                         =====   ==============

    The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
SUMMARY OF PORTFOLIO HOLDINGS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF NET ASSET VALUE)
Technology.............................................    8.3%  $  158,370,969
Energy.................................................    7.7      145,305,269
Banking................................................    7.5      141,423,568
Real Estate............................................    6.1      115,982,365
Telecommunications Equipment...........................    5.7      107,474,811
Retail.................................................    5.5      103,587,032
Aerospace/Defense......................................    5.1       96,891,478
Industrial Products....................................    5.1       96,766,970
Insurance..............................................    5.1       95,984,777
Industrial Services....................................    4.5       85,009,249
Healthcare Products....................................    4.1       77,443,191
Consumer Products/Food & Beverage......................    3.9       73,356,949
Media..................................................    3.8       71,559,065
Healthcare Services....................................    3.2       60,524,808
Consumer Services......................................    3.0       57,731,542
Consumer Products......................................    3.0       57,110,048
Telecommunications Services............................    2.6       50,418,284
Pharmaceuticals........................................    2.5       47,321,714
U.S. Government Obligations............................    2.1       39,767,081
Leisure & Amusement....................................    1.6       30,235,504
Utilities..............................................    1.5       29,341,722
Basic Materials........................................    1.5       28,990,374
Publishing.............................................    1.4       26,695,630
Information Technology Services........................    1.2       22,737,408
Paper/Forest Products..................................    1.1       20,865,215
Automotive.............................................    0.7       13,062,258
Cash & Other Assets, Less Liabilities..................    2.2       41,247,683
                                                         -----   --------------
                                                         100.0%  $1,895,204,964
                                                         =====   ==============

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
DISCLOSURE OF FUND EXPENSES
FOR THE SIX MONTH PERIOD (JULY 1, 2005 TO DECEMBER 31, 2005) (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the portfolio. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period and assume reinvestment of all dividends and distributions.

                                                  Beginning        Ending                   Expenses
                                                Account Value   Account Value   Expense    Paid During
                                                  07/01/05        12/31/05      Ratio(1)    Period(2)
                                                -------------   -------------   --------   -----------
ACTUAL FUND RETURN
  (See explanation below)
Meridian Equity Income Fund...................    $1,000.00       $1,049.40       1.25%(4)    $6.48
Meridian Growth Fund..........................    $1,000.00       $1,044.50       0.85%       $4.36
Meridian Value Fund...........................    $1,000.00       $1,028.70       1.09%       $5.56

HYPOTHETICAL 5% RETURN(3)
  (See explanation below)
Meridian Equity Income Fund...................    $1,000.00       $1,018.88       1.25%(4)    $6.39
Meridian Growth Fund..........................    $1,000.00       $1,020.94       0.85%       $4.31
Meridian Value Fund...........................    $1,000.00       $1,019.73       1.09%       $5.53

(1) Annualized, based on the Fund's most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(3) Before expenses.

(4) See note 2 to Financial Statements.

MERIDIAN FUND, INC.
DISCLOSURE OF FUND EXPENSES (CONTINUED)
FOR THE SIX MONTH PERIOD (JULY 1, 2005 TO DECEMBER 31, 2005) (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The table on the previous page illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return, the third column shows the period's annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. You can assess your fund's costs by comparing this 5% Return hypothetical example with the 5% Return hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as short-term redemption and exchange fees or sales and service charges you may pay third party Broker/Dealers. Had these transactional costs been included, your costs would have been higher. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MERIDIAN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               Value
                                   Shares    (Note 1)
                                   ------   -----------
COMMON STOCK - 96.2%

  AGRICULTURE - 2.7%
    Delta and Pine Land Co.*.....  15,550   $   357,805

  AUTOMOTIVE - 2.8%
    Autoliv, Inc.*...............   8,275       375,851

  BANKING - 5.5%
    Comerica, Inc.*..............   6,325       359,007
    Regions Financial Corp.*.....  10,875       371,490
                                            -----------
                                                730,497

  BASIC MATERIALS - 2.7%
    PPG Industries, Inc.*........   6,225       360,428

  BROKERAGE & MONEY MANAGEMENT - 2.8%
    Waddell & Reed Financial,
      Inc. Class A*..............  17,550       368,023
  BUSINESS PRODUCTS - 2.8%
    Diebold, Inc.*...............   9,675       367,650

  BUSINESS SERVICES - 2.7%
    R. R. Donnelley & Sons
      Co.*.......................  10,650       364,336

  CHEMICALS - 2.7%
    Lubrizol Corp.*..............   8,450       366,984

  CONSTRUCTION - 2.8%
    Masco Corp.*.................  12,450       375,866

  CONSUMER PRODUCTS - 5.6%
    Newell Rubbermaid, Inc.*.....  15,300       363,834
    Reynolds American, Inc.*.....   4,050       386,086
                                            -----------
                                                749,920

  CONSUMER PRODUCTS/FOOD & BEVERAGE - 5.1%
    Coca-Cola Co.*...............   8,825       355,736
    Fresh Del Monte Produce,
      Inc.*......................  14,300       325,611
                                            -----------
                                                681,347
  ELECTRICAL EQUIPMENT - 5.2%
    Emerson Electric Co.*........   4,800       358,560
    Hubbell, Inc. Class B*.......   7,475       337,272
                                            -----------
                                                695,832

  ENERGY - 2.7%
    Kinder Morgan, Inc.*.........   3,895       358,145

                                               Value
                                   Shares    (Note 1)
                                   ------   -----------

  FURNITURE & FIXTURES - 3.0%
    Leggett & Platt, Inc.*.......  17,200   $   394,912

  HEALTHCARE PRODUCTS - 2.9%
    Hillenbrand Industries,
      Inc.*......................   7,750       382,927

  INDUSTRIAL PRODUCTS - 5.4%
    Bemis Co., Inc.*.............  13,625       379,729
    RPM International, Inc.*.....  19,800       343,926
                                            -----------
                                                723,655

  INDUSTRIAL SERVICES - 5.5%
    Genuine Parts Co.*...........   8,300       364,536
    Waste Management, Inc.*......  12,350       374,822
                                            -----------
                                                739,358

  INSURANCE - 5.7%
    Jefferson-Pilot Corp.*.......   6,750       384,277
    Lincoln National Corp.*......   7,225       383,142
                                            -----------
                                                767,419

  INSURANCE BROKERS - 2.8%
    Arthur J. Gallagher & Co.*...  12,250       378,280

  OFFICE SUPPLIES - 2.6%
    Avery Dennison Corp.*........   6,400       353,728

  OIL & GAS - 2.7%
    Chevron Corp.*...............   6,275       356,232

  PAPER/FOREST PRODUCTS - 5.5%
    Kimberly-Clark Corp.*........   6,315       376,690
    Sonoco Products Co.*.........  12,225       359,415
                                            -----------
                                                736,105

  PHARMACEUTICALS - 3.0%
    Eli Lilly and Co.*...........   7,025       397,545

  RETAIL - 5.5%
    Cato Corp. Class A*..........  16,725       358,751
    Limited Brands, Inc.*........  16,550       369,893
                                            -----------
                                                728,644

  TELECOMMUNICATIONS SERVICES - 2.7%
    Alltel Corp.*................   5,675       358,093

    The accompanying notes are an integral part of the financial statements

MERIDIAN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               Value
                                   Shares    (Note 1)
                                   ------   -----------
COMMON STOCK (continued)
TRANSPORTATION - 2.8%
    Pacer International, Inc.*...  14,400   $   375,264
                                            -----------

  TOTAL COMMON STOCK - 96.2% (Identified
    cost $12,401,121)....................    12,844,846

CASH AND OTHER ASSETS, LESS
  LIABILITIES - 3.8%.....................       506,112
                                            -----------

NET ASSETS - 100.0%......................   $13,350,958
                                            ===========

* income producing

    The accompanying notes are an integral part of the financial statements

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              Value
                               Shares        (Note 1)
                              ---------   --------------
COMMON STOCK - 94.8%

  AEROSPACE/DEFENSE - 1.4%
    BE Aerospace, Inc. .....  1,035,200   $   22,774,400

  APPAREL - 1.1%
    Liz Claiborne, Inc.*....    501,800       17,974,476

  BANKING - 4.0%
    SVB Financial Group.....    827,400       38,755,416
    UCBH Holdings, Inc.*....  1,488,816       26,620,030
                                          --------------
                                              65,375,446

  BROKERAGE & MONEY MANAGEMENT - 5.8%
    Affiliated Managers
      Group, Inc. ..........    584,045       46,869,611
    T. Rowe Price Group,
      Inc.*.................    657,300       47,345,319
                                          --------------
                                              94,214,930

  BUSINESS SERVICES - 1.4%
    CSG Systems
      International,
      Inc. .................  1,057,130       23,595,142

  CELLULAR COMMUNICATIONS - 2.8%
    American Tower Corp.
      Class A...............  1,667,400       45,186,540

  CONSTRUCTION - 2.6%
    Granite Construction,
      Inc.*.................  1,167,585       41,927,977

  CONSUMER PRODUCTS - 2.3%
    Mohawk Industries,
      Inc. .................    431,500       37,531,870

  CONSUMER SERVICES - 4.0%
    Regis Corp.*............  1,030,700       39,754,099
    Rollins, Inc.*..........  1,286,687       25,360,601
                                          --------------
                                              65,114,700

  HEALTHCARE PRODUCTS - 8.2%
    C. R. Bard, Inc.*.......    495,975       32,694,672
    DENTSPLY International,
      Inc.*.................    605,050       32,485,134
    Edwards Lifesciences
      Corp. ................    703,985       29,292,816
    STERIS Corp.*...........  1,262,810       31,595,506
    Symmetry Medical,
      Inc. .................    437,500        8,483,125
                                          --------------
                                             134,551,253

                                              Value
                               Shares        (Note 1)
                              ---------   --------------

  HEALTHCARE SERVICES - 7.3%
    DaVita, Inc. ...........    860,000   $   43,550,400
    Laboratory Corp. of
      America Holdings......    827,700       44,571,645
    LifePoint Hospitals,
      Inc. .................    844,500       31,668,750
                                          --------------
                                             119,790,795

  HOTELS & LODGING - 1.5%
    Las Vegas Sands
      Corp. ................    625,000       24,668,750

  INDUSTRIAL PRODUCTS - 4.1%
    Airgas, Inc.*...........  1,133,575       37,294,618
    Dionex Corp. ...........    618,894       30,375,318
                                          --------------
                                              67,669,936

  INDUSTRIAL SERVICES - 10.4%
    Allied Waste Industries,
      Inc. .................  4,661,325       40,739,980
    EGL, Inc. ..............  1,196,978       44,970,463
    Republic Services,
      Inc.*.................  1,048,300       39,363,665
    United Rentals, Inc. ...  1,930,600       45,156,734
                                          --------------
                                             170,230,842

  INSURANCE - 5.0%
    Mercury General
      Corp.*................    685,100       39,886,522
    Willis Group Holdings
      Ltd.*.................  1,119,930       41,370,214
                                          --------------
                                              81,256,736

  LEISURE & AMUSEMENT - 1.5%
    Royal Caribbean Cruises
      Ltd.*.................    560,165       25,241,035

  REAL ESTATE - 2.5%
    Host Marriott Corp.*....  2,190,150       41,503,342

  RESTAURANTS - 6.0%
    Applebee's
      International,
      Inc.*.................  1,416,460       31,997,831
    CBRL Group, Inc.*.......    957,888       33,669,763
    Ruby Tuesday, Inc.*.....  1,230,000       31,844,700
                                          --------------
                                              97,512,294

    The accompanying notes are an integral part of the financial statements

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              Value
                               Shares        (Note 1)
                              ---------   --------------
COMMON STOCK (continued)
RETAIL - 11.8%
    Bed Bath & Beyond,
      Inc. .................    877,300   $   31,714,395
    Claire's Stores,
      Inc.*.................  1,400,740       40,929,623
    Foot Locker, Inc.*......  1,387,825       32,738,792
    PETsMART, Inc.*.........  1,281,000       32,870,460
    Ross Stores, Inc.*......  1,296,300       37,463,070
    Zale Corp. .............    653,550       16,436,783
                                          --------------
                                             192,153,123

  TECH-HARDWARE - 4.6%
    American Power
      Conversion Corp.*.....  1,506,073       33,133,606
    Vishay Intertechnology,
      Inc. .................  3,042,950       41,870,992
                                          --------------
                                              75,004,598

  TECH-SOFTWARE - 6.5%
    Advent Software,
      Inc. .................  1,066,438       30,830,723
    Cognos, Inc. ...........    482,265       16,739,418
    FileNET Corp. ..........    749,500       19,374,575
    Getty Images, Inc. .....    440,000       39,278,800
                                          --------------
                                             106,223,516

  TOTAL COMMON STOCK - 94.8%
    (Identified cost $1,258,686,020)...    1,549,501,701
                                          --------------

                                              Value
                                             (Note 1)
                                          --------------
U.S. GOVERNMENT OBLIGATIONS - 0.7%
    U.S. Treasury Bill @ 3.833% due
    01/19/06 (Face Value $12,000,000)..   $   11,977,193
                                          --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Identified cost $11,977,530)......       11,977,193
                                          --------------

  TOTAL INVESTMENTS - 95.5%
    (Identified cost $1,270,663,550)...    1,561,478,894

CASH AND OTHER ASSETS, LESS
  LIABILITIES - 4.5%...................       72,960,433
                                          --------------

NET ASSETS - 100.0%....................   $1,634,439,327
                                          ==============

* income producing

    The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              Value
                               Shares        (Note 1)
                              ---------   --------------
COMMON STOCK - 95.7%

  AEROSPACE/DEFENSE - 5.1%
    BE Aerospace, Inc. .....  1,626,800   $   35,789,600
    Empresa Brasileira de
      Aeronautica S.A.
      ADR*..................    508,400       19,878,440
    Northrop Grumman
      Corp.*................    685,800       41,223,438
                                          --------------
                                              96,891,478

  AUTOMOTIVE - 0.7%
    ADESA, Inc.*............    534,900       13,062,258

  BANKING - 7.5%
    Federated Investors,
      Inc.*.................    674,100       24,968,664
    Greater Bay Bancorp*....    849,800       21,771,876
    JPMorgan Chase & Co.*...  1,094,000       43,420,860
    Regions Financial
      Corp.*................    557,300       19,037,368
    Washington Mutual,
      Inc.*.................    740,800       32,224,800
                                          --------------
                                             141,423,568
  BASIC MATERIALS - 1.5%
    Barrick Gold Corp.*.....  1,040,200       28,990,374

  CONSUMER PRODUCTS - 3.0%
    Newell Rubbermaid,
      Inc.*.................  2,401,600       57,110,048

  CONSUMER PRODUCTS/FOOD & BEVERAGE - 3.9%
    Chiquita Brands
      International,
      Inc.*.................  1,133,800       22,687,338
    Coca-Cola Enterprises,
      Inc.*.................  1,003,400       19,235,178
    Del Monte Foods Co. ....  1,992,800       20,784,904
    Fresh Del Monte Produce,
      Inc.*.................    467,700       10,649,529
                                          --------------
                                              73,356,949

  CONSUMER SERVICES - 3.0%
    Regis Corp.*............    503,558       19,422,232
    ServiceMaster Co.*......  3,205,800       38,309,310
                                          --------------
                                              57,731,542

                                              Value
                               Shares        (Note 1)
                              ---------   --------------

  ENERGY - 7.7%
    Arch Coal, Inc.*........    392,800   $   31,227,600
    El Paso Corp.*..........  2,365,900       28,769,344
    GlobalSanteFe Corp.*....    617,200       29,718,180
    Hanover Compressor
      Co. ..................  1,629,100       22,986,601
    National-Oilwell Varco,
      Inc. .................    168,000       10,533,600
    Tidewater, Inc.*........    496,400       22,069,944
                                          --------------
                                             145,305,269

  HEALTHCARE PRODUCTS - 4.1%
    Baxter International,
      Inc.*.................  1,492,800       56,203,920
    Invacare Corp.*.........    320,861       10,103,913
    Thoratec Corp. .........    538,200       11,135,358
                                          --------------
                                              77,443,191

  HEALTHCARE SERVICES - 3.2%
    AmerisourceBergen
      Corp.*................  1,079,000       44,670,600
    Universal Health
      Services, Inc. Class
      B*....................    339,200       15,854,208
                                          --------------
                                              60,524,808

  INDUSTRIAL PRODUCTS - 5.1%
    General Electric Co.*...    846,400       29,666,320
    Manitowoc Co., Inc.*....    859,600       43,169,112
    Mettler-Toledo
      International,
      Inc. .................    399,663       22,061,398
    Spartech Corp.*.........     85,200        1,870,140
                                          --------------
                                              96,766,970

  INDUSTRIAL SERVICES - 4.5%
    Allied Waste Industries,
      Inc. .................  5,048,600       44,124,764
    Waste Management,
      Inc.*.................  1,347,100       40,884,485
                                          --------------
                                              85,009,249

  INFORMATION TECHNOLOGY SERVICES - 1.2%
    BearingPoint, Inc. .....  2,892,800       22,737,408

  INSURANCE - 5.1%
    Conseco, Inc. ..........  2,730,600       63,268,002
    UnumProvident Corp.*....  1,438,100       32,716,775
                                          --------------
                                              95,984,777

  LEISURE & AMUSEMENT - 1.6%
    Boyd Gaming Corp.*......    634,400       30,235,504

    The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              Value
                               Shares        (Note 1)
                              ---------   --------------
COMMON STOCK (continued)
MEDIA - 3.8%
    Time Warner, Inc.*......  2,730,500   $   47,619,920
    Valassis Communications,
      Inc. .................    823,500       23,939,145
                                          --------------
                                              71,559,065

  PAPER/FOREST PRODUCTS - 1.1%
    Aracruz Celulose S.A.
      ADR...................    521,500       20,865,215

  PHARMACEUTICALS - 2.5%
    Endo Pharmaceutical
      Holdings, Inc. .......  1,267,555       38,356,214
    Schering-Plough
      Corp.*................    430,000        8,965,500
                                          --------------
                                              47,321,714

  PUBLISHING - 1.4%
    Pearson plc ADR*........  2,249,000       26,695,630

  REAL ESTATE - 6.1%
    Apartment Investment &
      Management Co. Class
      A*....................    905,600       34,295,072
    Equity Residential*.....    751,400       29,394,768
    Host Marriott Corp.*....  2,759,500       52,292,525
                                          --------------
                                             115,982,365
  RETAIL - 5.5%
    BJ's Wholesale Club,
      Inc. .................  1,143,200       33,792,992
    Ross Stores, Inc.*......  1,112,900       32,162,810
    Safeway, Inc.*..........  1,590,500       37,631,230
                                          --------------
                                             103,587,032
  TECHNOLOGY - 8.3%
    Analog Devices, Inc.*...    595,000       21,342,650
    AVX Corp.*..............    788,800       11,421,824
    Coherent, Inc. .........    276,700        8,212,456
    Credence Systems
      Corp. ................  2,517,864       17,524,333
    Intersil Corp. Class
      A*....................  1,194,700       29,724,136
    Symbol Technologies,
      Inc.*.................  1,702,300       21,823,486
    Western Digital
      Corp. ................  1,251,400       23,288,554
    Xilinx, Inc.*...........    993,000       25,033,530
                                          --------------
                                             158,370,969

                                              Value
                               Shares        (Note 1)
                              ---------   --------------

  TELECOMMUNICATIONS EQUIPMENT - 5.7%
    Nokia Oyj ADR*..........  2,384,200   $   43,630,860
    Powerwave Technologies,
      Inc. .................  2,802,300       35,224,911
    Tellabs, Inc. ..........  2,625,600       28,619,040
                                          --------------
                                             107,474,811

  TELECOMMUNICATIONS SERVICES - 2.6%
    DIRECTV Group, Inc. ....  3,570,700       50,418,284

  UTILITIES - 1.5%
    TECO Energy, Inc.*......  1,707,900       29,341,722

  TOTAL COMMON STOCK - 95.7%
    (Identified cost $1,572,832,678)...    1,814,190,200
                                          --------------

U.S. GOVERNMENT OBLIGATIONS - 2.1%
    U.S. Treasury Bill @ 4.004% due
    02/16/06 (Face Value
    $20,000,000).......................       19,907,341
    U.S. Treasury Bill @ 3.925% due
    03/09/06 (Face Value
    $20,000,000).......................       19,859,740
                                          --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Identified cost $39,757,330)......       39,767,081
                                          --------------

  TOTAL INVESTMENTS - 97.8% (Identified
    cost $1,612,590,008)...............    1,853,957,281

CASH AND OTHER ASSETS, LESS
  LIABILITIES - 2.2%...................       41,247,683
                                          --------------

NET ASSETS - 100.0%....................   $1,895,204,964
                                          ==============

* income producing

ADR - American Depository Receipt

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                Equity
                                              Income Fund    Growth Fund       Value Fund
                                              -----------   --------------   --------------
ASSETS
  Investments (Cost $12,401,121,
     $1,270,663,550 and $1,612,590,008).....  $12,844,846   $1,561,478,894   $1,853,957,281
  Cash......................................      538,805       71,345,870       36,001,157
  Receivable for:
     Capital shares purchased...............        2,360        2,172,154          369,090
     Dividends..............................       26,235        1,391,811        3,644,868
     Interest...............................        1,787          155,700          162,490
     Securities sold........................           --        5,422,277       12,469,130
  Prepaid expenses..........................          115           18,443           24,855
                                              -----------   --------------   --------------
     TOTAL ASSETS...........................   13,414,148    1,641,985,149    1,906,628,871
                                              -----------   --------------   --------------
LIABILITIES
  Payable for:
     Capital shares sold....................           --        2,690,316        7,835,508
     Securities purchased...................           --        3,489,012        1,402,049
  Accrued expenses:
     Investment advisory fees...............       16,963        1,068,341        1,691,215
     Other payables and accrued expenses....       46,227          298,153          495,135
                                              -----------   --------------   --------------
     TOTAL LIABILITIES......................       63,190        7,545,822       11,423,907
                                              -----------   --------------   --------------
NET ASSETS..................................  $13,350,958   $1,634,439,327   $1,895,204,964
                                              ===========   ==============   ==============
Capital shares issued and outstanding, par
  value $0.01 (500,000,000, 500,000,000 and
  500,000,000 shares authorized,
  respectively).............................    1,274,860       44,699,558       54,725,962
                                              ===========   ==============   ==============
Net asset value per share (offering and
  redemption price).........................       $10.47           $36.57           $34.63
                                              ===========   ==============   ==============
Net Assets consist of:
  Paid in capital...........................  $13,013,232   $1,343,457,653   $1,660,755,241
  Accumulated net realized gain (loss)......     (105,844)         667,908        4,027,590
  Net unrealized appreciation on
     investments............................      443,725      290,815,344      241,367,273
  Accumulated undistributed net investment
     loss...................................         (155)        (501,578)     (10,945,140)
                                              -----------   --------------   --------------
                                              $13,350,958   $1,634,439,327   $1,895,204,964
                                              ===========   ==============   ==============

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       Equity
                                                     Income Fund   Growth Fund   Value Fund
                                                     -----------   -----------   -----------
INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $0,
     $0 and $123,958, respectively)................   $163,851     $ 5,303,168   $14,977,584
  Interest.........................................      9,191       1,319,837     1,896,872
  Other income.....................................         --           8,094       106,774
                                                      --------     -----------   -----------
       Total investment income.....................    173,042       6,631,099    16,981,230
                                                      --------     -----------   -----------
EXPENSES
  Investment advisory fees.........................     56,226       6,380,461    10,905,452
  Transfer agent fees..............................     23,721         274,032       316,438
  Reports to shareholders..........................         --         103,102       155,024
  Custodian fees...................................     13,078         181,336       243,812
  Pricing fees.....................................     20,961          99,416       132,673
  Professional fees................................      9,568          29,028        32,263
  Registration and filing fees.....................      5,643          43,812        30,751
  Miscellaneous expenses...........................        831          11,554        16,616
  Directors' fees and expenses.....................        184           9,936        15,272
                                                      --------     -----------   -----------
       Total expenses..............................    130,212       7,132,677    11,848,301
  Expenses waived and reimbursed by Advisor (Note
     2)............................................    (58,745)             --            --
                                                      --------     -----------   -----------
       Net expenses................................     71,467       7,132,677    11,848,301
                                                      --------     -----------   -----------
  Net investment income (loss).....................    101,575        (501,578)    5,132,929
                                                      --------     -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on investments..........    (36,547)      7,879,241    20,850,180
  Net change in unrealized appreciation on
     investments...................................    430,848      63,158,745    34,245,540
                                                      --------     -----------   -----------
  Net gain on investments..........................    394,301      71,037,986    55,095,720
                                                      --------     -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................   $495,876     $70,536,408   $60,228,649
                                                      ========     ===========   ===========

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                         Equity Income Fund                       Growth Fund
                                ------------------------------------   ----------------------------------
                                                      Period from
                                Six Months Ended    January 31, 2005   Six Months Ended
                                December 31, 2005       through        December 31, 2005     Year Ended
                                   (Unaudited)       June 30, 2005        (Unaudited)      June 30, 2005
                                -----------------   ----------------   -----------------   --------------
OPERATIONS
Net investment income
  (loss)......................     $   101,575         $   50,803       $     (501,578)    $   (3,142,905)
Net realized gain (loss) on
  investments.................         (36,547)           (56,815)           7,879,241         28,329,375
Net increase in unrealized
  appreciation of
  investments.................         430,848             12,877           63,158,745         18,946,511
                                   -----------         ----------       --------------     --------------
  Net increase in net assets
     from operations..........         495,876              6,865           70,536,408         44,132,981
                                   -----------         ----------       --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from ordinary
  income......................        (152,533)                --                   --                 --
Distributions from net
  realized capital gain.......         (12,482)                --          (35,405,275)       (23,729,781)
                                   -----------         ----------       --------------     --------------
  Net distributions...........        (165,015)                --          (35,405,275)       (23,729,781)
                                   -----------         ----------       --------------     --------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales of
  shares......................       4,606,775          8,419,848          158,065,966        687,734,375
Reinvestment of
  distributions...............         137,665                 --           29,838,279         20,093,262
Less: redemptions of shares...        (136,187)           (14,869)        (282,159,829)      (307,969,106)
                                   -----------         ----------       --------------     --------------
  Increase (decrease)
     resulting from capital
     share transactions.......       4,608,253          8,404,979          (94,255,584)       399,858,531
                                   -----------         ----------       --------------     --------------
Total increase (decrease) in
  net assets..................       4,939,114          8,411,844          (59,124,451)       420,261,731
                                   -----------         ----------       --------------     --------------
NET ASSETS
Beginning of period...........       8,411,844                 --        1,693,563,778      1,273,302,047
                                   -----------         ----------       --------------     --------------
End of period.................     $13,350,958         $8,411,844       $1,634,439,327     $1,693,563,778
                                   ===========         ==========       ==============     ==============

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       Value Fund
                                                           ----------------------------------
                                                           Six Months Ended
                                                           December 31, 2005     Year Ended
                                                              (Unaudited)      June 30, 2005
                                                           -----------------   --------------
OPERATIONS
Net investment income....................................   $    5,132,929     $   10,705,840
Net realized gain on investments.........................       20,850,180        246,645,725
Net increase (decrease) in unrealized appreciation of
  investments............................................       34,245,540        (78,508,153)
                                                            --------------     --------------
  Net increase in net assets from operations.............       60,228,649        178,843,412
                                                            --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from ordinary income.......................      (16,078,069)       (15,996,704)
Distributions from net realized capital gain.............     (216,870,969)      (288,644,525)
                                                            --------------     --------------
  Net distributions......................................     (232,949,038)      (304,641,229)
                                                            --------------     --------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares............................      113,753,210        510,656,976
Reinvestment of distribution.............................      195,949,611        255,316,413
Less: redemptions of shares..............................     (513,255,385)      (595,287,416)
                                                            --------------     --------------
  Increase (decrease) resulting from capital share
     transactions........................................     (203,552,564)       170,685,973
                                                            --------------     --------------
Total increase (decrease) in net assets..................     (376,272,953)        44,888,156
                                                            --------------     --------------
NET ASSETS
Beginning of period......................................    2,271,477,917      2,226,589,761
                                                            --------------     --------------
End of period............................................   $1,895,204,964     $2,271,477,917
                                                            ==============     ==============

    The accompanying notes are an integral part of the financial statements

MERIDIAN EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               For the Six     For the Fiscal
                                                              Months Ended      Period from
                                                              December 31,    January 31, 2005
                                                                  2005        through June 30,
                                                               (Unaudited)         2005+
                                                              -------------   ----------------
Net Asset Value - Beginning of Period.......................      $10.10           $10.00
                                                                 -------           ------

Income from Investment Operations
--------------------------------
Net Investment Income*......................................        0.06             0.06
Net Gains on Investments (both realized and unrealized).....        0.44             0.04
                                                                 -------           ------

Total From Investment Operations............................        0.50             0.10
                                                                 -------           ------
Less Distributions
------------------
Distributions from Net Investment Income....................       (0.12)            0.00
Distributions from Net Realized Capital Gains...............       (0.01)            0.00
                                                                 -------           ------

Total Distributions.........................................       (0.13)            0.00
                                                                 -------           ------

Net Asset Value - End of Period.............................      $10.47           $10.10
                                                                 =======           ======

Total Return................................................       4.94%(1)         1.00%(1)
                                                                 =======           ======
Ratios/Supplemental Data
------------------

Net Assets, End of Period (000's)...........................     $13,351           $8,412

Ratio of Expenses to Average Net Assets:
  Before expense reimbursement..............................       2.28%(2)         3.96%
  After expense reimbursement(3)............................       1.25%(2)         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets:
  Before expense reimbursement..............................       1.78%(2)        (0.60%)**
  After expense reimbursement...............................       0.75%(2)         2.11%
Portfolio Turnover Rate.....................................         37%(1)           25%

* Net Investment Income per share has been computed before adjustments for book/tax differences.

** Annualized for periods of less than one year.

+ The Fund commenced investment operations on January 31, 2005.

(1)  Not Annualized.

(2)  Annualized.

(3)  See note 2 to Financial Statements.

    The accompanying notes are an integral part of the financial statements

MERIDIAN GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  For the Six
                                     Months
                                     Ended
                                  December 31,                   For the Fiscal Year Ended June 30,
                                      2005       -------------------------------------------------------------------
                                  (Unaudited)       2005         2004        2003       2002       2001       2000
                                  ------------   ----------   ----------   --------   --------   --------   --------
Net Asset Value - Beginning of
 Period.........................       $35.77        $35.38       $27.24     $28.10     $31.30     $29.45     $26.28
                                   ----------    ----------   ----------   --------   --------   --------   --------
Income from Investment
Operations
-------------------------------------------
Net Investment Income (Loss)*...        (0.01)        (0.07)       (0.04)     (0.08)     (0.12)      2.26       0.11
Net Gains (Losses) on
 Investments (both realized and
 unrealized)....................         1.61          1.02         9.10      (0.11)     (0.24)      3.89       4.99
                                   ----------    ----------   ----------   --------   --------   --------   --------
Total From Investment
 Operations.....................         1.60          0.95         9.06      (0.19)     (0.36)      6.15       5.10
                                   ----------    ----------   ----------   --------   --------   --------   --------
Less Distributions
------------------
Distributions from Net
 Investment Income..............         0.00          0.00         0.00      (0.06)      0.00      (2.44)     (0.15)
Distributions from Net Realized
 Capital Gains..................        (0.80)        (0.56)       (0.92)     (0.61)     (2.84)     (1.86)     (1.78)
                                   ----------    ----------   ----------   --------   --------   --------   --------
Total Distributions.............        (0.80)        (0.56)       (0.92)     (0.67)     (2.84)     (4.30)     (1.93)
                                   ----------    ----------   ----------   --------   --------   --------   --------
Net Asset Value - End of
 Period.........................       $36.57        $35.77       $35.38     $27.24     $28.10     $31.30     $29.45
                                   ==========    ==========   ==========   ========   ========   ========   ========
Total Return....................        4.45%(1)      2.65%       33.65%     (0.20%)     0.42%     23.34%     21.45%
                                   ==========    ==========   ==========   ========   ========   ========   ========
Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (000's)........................   $1,634,439    $1,693,564   $1,273,302   $448,393   $310,659   $182,117   $140,990
Ratio of Expenses to Average Net
 Assets.........................        0.85%(2)      0.86%        0.88%      0.95%      1.02%      1.04%      1.09%
Ratio of Net Investment Income
 (Loss) to Average Net Assets...       (0.06%)(2)     (0.21%)     (0.21%)    (0.47%)    (0.62%)    (0.26%)     0.31%
Portfolio Turnover Rate.........          11%(1)        32%          19%        27%        26%        43%        28%


                                     For the Fiscal Year Ended June 30,
                                  -----------------------------------------
                                    1999       1998       1997       1996
                                  --------   --------   --------   --------
Net Asset Value - Beginning of
 Period.........................    $33.26     $33.20     $32.21     $27.29
                                  --------   --------   --------   --------
Income from Investment
Operations
--------------------------------
Net Investment Income (Loss)*...      0.16       0.27       0.40       0.30
Net Gains (Losses) on
 Investments (both realized and
 unrealized)....................     (0.50)      4.92       3.71       5.47
                                  --------   --------   --------   --------
Total From Investment
 Operations.....................     (0.34)      5.19       4.11       5.77
                                  --------   --------   --------   --------
Less Distributions
------------------
Distributions from Net
 Investment Income..............     (0.14)     (0.32)     (0.36)     (0.31)
Distributions from Net Realized
 Capital Gains..................     (6.50)     (4.81)     (2.76)     (0.54)
                                  --------   --------   --------   --------
Total Distributions.............     (6.64)     (5.13)     (3.12)     (0.85)
                                  --------   --------   --------   --------
Net Asset Value - End of
 Period.........................    $26.28     $33.26     $33.20     $32.21
                                  ========   ========   ========   ========
Total Return....................     3.05%     16.92%     13.92%     21.40%
                                  ========   ========   ========   ========
Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (000's)........................  $185,683   $296,803   $353,029   $384,087
Ratio of Expenses to Average Net
 Assets.........................     1.01%      0.95%      0.96%      0.96%
Ratio of Net Investment Income
 (Loss) to Average Net Assets...     0.49%      0.76%      1.23%      0.99%
Portfolio Turnover Rate.........       51%        38%        37%        34%

* Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.

(1)  Not Annualized.

(2)  Annualized.

    The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    For the Six
                                       Months
                                       Ended
                                    December 31,                     For the Fiscal Year Ended June 30,
                                        2005       ----------------------------------------------------------------------
                                    (Unaudited)       2005         2004         2003         2002        2001      2000
                                    ------------   ----------   ----------   ----------   ----------   --------   -------
Net Asset Value - Beginning of
 Period...........................       $38.11        $40.35       $31.65       $30.34       $30.98     $25.88    $22.29
                                     ----------    ----------   ----------   ----------   ----------   --------   -------
Income from Investment Operations
-------------------------------------------
Net Investment Income (Loss)**....         0.12          0.19         0.00        (0.03)       (0.05)      1.12      0.05
Net Gains (Losses) on Investments
 (both realized and unrealized)...         1.00          2.96         8.70         1.34        (0.51)      5.75      5.91
                                     ----------    ----------   ----------   ----------   ----------   --------   -------
Total From Investment
 Operations.......................         1.12          3.15         8.70         1.31        (0.56)      6.87      5.96
                                     ----------    ----------   ----------   ----------   ----------   --------   -------
Less Distributions
------------------
Distributions from Net Investment
 Income...........................        (0.32)        (0.28)        0.00         0.00        (0.04)     (1.09)     0.00
Distributions from Net Realized
 Capital Gains....................        (4.28)        (5.11)        0.00         0.00        (0.04)     (0.68)    (2.37)
                                     ----------    ----------   ----------   ----------   ----------   --------   -------
Total Distributions...............        (4.60)        (5.39)        0.00         0.00        (0.08)     (1.77)    (2.37)
                                     ----------    ----------   ----------   ----------   ----------   --------   -------
Net Asset Value - End of Period...       $34.63        $38.11       $40.35       $31.65       $30.34     $30.98    $25.88
                                     ==========    ==========   ==========   ==========   ==========   ========   =======
Total Return......................         2.87%(1)      8.00%      27.49%        4.32%       (1.78%)    27.95%    29.63%
                                     ==========    ==========   ==========   ==========   ==========   ========   =======
Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (000's)..........................   $1,895,205    $2,271,478   $2,226,590   $1,456,552   $1,297,207   $768,559   $87,930
Ratio of Expenses to Average Net
 Assets...........................        1.09%(2)      1.08%        1.09%        1.11%        1.12%      1.10%     1.41%
Ratio of Net Investment Income
 (Loss) to Average Net Assets.....        0.47%(2)      0.48%        0.01%       (0.12%)      (0.22%)     0.60%     0.39%
Portfolio Turnover Rate...........          23%(1)        59%          81%          60%          54%        76%       86%


                                    For the Fiscal Year Ended June 30,
                                    -----------------------------------
                                     1999      1998      1997     1996
                                    -------   -------   ------   ------
Net Asset Value - Beginning of
 Period...........................   $19.30    $17.40   $15.32   $10.27
                                    -------   -------   ------   ------
Income from Investment Operations
----------------------------------
Net Investment Income (Loss)**....    (0.10)    (0.19)   (0.26)   (0.10)
Net Gains (Losses) on Investments
 (both realized and unrealized)...     3.56      4.32     3.20     5.15
                                    -------   -------   ------   ------
Total From Investment
 Operations.......................     3.46      4.13     2.94     5.05
                                    -------   -------   ------   ------
Less Distributions
------------------
Distributions from Net Investment
 Income...........................     0.00      0.00     0.00     0.00
Distributions from Net Realized
 Capital Gains....................    (0.47)    (2.23)   (0.86)    0.00
                                    -------   -------   ------   ------
Total Distributions...............    (0.47)    (2.23)   (0.86)    0.00
                                    -------   -------   ------   ------
Net Asset Value - End of Period...   $22.29    $19.30   $17.40   $15.32
                                    =======   =======   ======   ======
Total Return......................   18.92%    26.05%   20.55%+  49.17%+
                                    =======   =======   ======   ======
Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (000's)..........................  $24,912   $12,196   $7,340   $3,472
Ratio of Expenses to Average Net
 Assets...........................    1.63%     2.16%    2.51%*   2.55%*
Ratio of Net Investment Income
 (Loss) to Average Net Assets.....   (0.65%)   (1.35%)  (1.96%)* (1.36%)*
Portfolio Turnover Rate...........     124%      133%     144%     125%

+ The total returns would have been lower had certain expenses not been reduced during the periods shown.

* Not representative of expenses incurred by the Fund as the Adviser waived its fee and/or paid certain expenses of the Fund. As indicated in Note 2, the Investment Manager may reduce a portion of its fee and absorb certain expenses of the Fund. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets would have been 2.80% and 6.47%, and the ratio of net investment income to average net assets would have been a loss of 2.25% and 5.28%, for the periods ended June 30, 1997 through June 30, 1996, respectively.

** Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.

(1)  Not Annualized.

(2)  Annualized.

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Meridian Fund, Inc., (the "Company"), is comprised of the Meridian Equity Income Fund (the "Equity Income Fund"), the Meridian Growth Fund (the "Growth Fund") and the Meridian Value Fund (the "Value Fund"). The Equity Income Fund, the Growth Fund and the Value Fund (each a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as no-load, diversified, open-end management investment companies. The Equity Income Fund began operations and was registered on January 31, 2005. The Growth Fund began operations and was registered on August 1, 1984. The Value Fund began operations on February 10, 1994 and was registered on February 7, 1994.

    The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.

    The primary investment objective of the Growth Fund is to seek long-term growth of capital. Originally named Meridian Fund, the name was changed effective April 20, 2001 to Meridian Growth Fund, to more closely reflect the investment style. There was no change in how the Fund is managed.

    The primary investment objective of the Value Fund is to seek long-term growth of capital.

    The following is a summary of significant accounting policies for all of the
    Funds:

    a. INVESTMENT VALUATIONS: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors.

    b. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and to distribute all of its taxable income to its shareholder's; therefore, no federal income tax provision is required.

    c. SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

    d. CASH AND CASH EQUIVALENTS: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account, which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

    e. EXPENSES: Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to the Funds are generally allocated to each Fund in proportion to their relative net assets.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    f. USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual amounts could differ from those estimates.

    g. DISTRIBUTIONS TO SHAREHOLDERS: The Funds record distributions to shareholders on the ex-date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of December 31, 2005.

        Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

        Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the Financial Highlights.

    h. GUARANTEES AND INDEMNIFICATION: Under the Funds' organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

2. RELATED PARTIES: The Funds have entered into a management agreement with Aster Investment Management Company, Inc. (the "Investment Adviser"). Certain Officers and/or Directors of the Funds are also Officers and/or Directors of the Investment Adviser. Beneficial ownership in the Funds by Richard F. Aster, Jr., President, as of December 31, 2005 were as follows:

      Equity Income Fund......................      51.82%
      Growth Fund.............................       0.93%
      Value Fund..............................       0.67%

    The Investment Adviser receives from the Equity Income Fund, as compensation for its services, an annual fee of 1% of the first $10,000,000 of the Equity Income Fund's net assets, 0.90% of the next $20,000,000 of the Equity Income Fund's net assets, 0.80% of the next $20,000,000 of the Equity Income Fund's net assets and 0.70% of the Equity Income Fund's net assets in excess of $50,000,000. The fee is paid monthly and calculated based on that month's daily average net assets.

    The Investment Adviser receives from the Growth Fund, as compensation for its services, an annual fee of 1% of the first $50,000,000 of the Growth Fund's net assets and 0.75% of the Growth Fund's net assets in excess of $50,000,000. The fee is paid monthly and calculated based on that month's daily average net assets.

    The Investment Adviser receives from the Value Fund, as compensation for its services, an annual fee of 1% of the Value Fund's net assets. The fee is paid monthly and calculated based on that month's daily average net assets.

    The Investment Adviser has contractually agreed to waive its fee and reimburse expenses, at least until November 1, 2006, to the extent that total annual operating expenses for the Equity Income Fund exceeds 1.25%. The Investment Adviser has voluntarily agreed to limit the operating expenses of the Growth and Value Funds to 2.50%. With respect to these limits, the Investment Adviser did reimburse the Equity Income Fund $58,745, but did not reimburse the Growth and Value Funds, during the six months ended December 31, 2005. Subject to the approval of the Board of Directors of the Fund, the Fund will repay the Investment Adviser the amount of its reimbursement for the Equity Income Fund for up to three years following the reimbursement to the extent the Equity Income Fund's expenses drop below 1.25%, after giving effect to repayment by the fund. Either the Fund or the Investment Adviser can modify or terminate this arrangement at any time.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

3. CAPITAL SHARES TRANSACTIONS: Transactions in capital shares for the six months ended December 31, 2005 and the period ended June 30, 2005 were as follows:

                                                                        Equity Income Fund
                                                                  -------------------------------
                                                                  December 31,         June 30,
                                                                      2005               2005
                                                                  ------------        -----------
    Shares sold.................................................      441,595             834,727
    Shares reinvested on reinvestment of distributions..........       12,963                  --
                                                                  -----------         -----------
                                                                      454,558             834,727
    Shares redeemed.............................................      (12,944)             (1,481)
                                                                  -----------         -----------
    Net increase................................................      441,614             833,246
                                                                  -----------         -----------

                                                                            Growth Fund
                                                                  -------------------------------
                                                                  December 31,         June 30,
                                                                      2005               2005
                                                                  ------------        -----------
    Shares sold.................................................    4,342,077          19,610,076
    Shares reinvested on reinvestment of distributions..........      805,584             548,115
                                                                  -----------         -----------
                                                                    5,147,661          20,158,191
    Shares redeemed.............................................   (7,789,221)         (8,805,258)
                                                                  -----------         -----------
    Net increase (decrease).....................................   (2,641,560)         11,352,933
                                                                  -----------         -----------

                                                                            Value Fund
                                                                  -------------------------------
                                                                  December 31,         June 30,
                                                                      2005               2005
                                                                  ------------        -----------
    Shares sold.................................................    3,005,164          13,372,342
    Shares reinvested on reinvestment of distributions..........    5,630,736           6,795,760
                                                                  -----------         -----------
                                                                    8,635,900          20,168,102
    Shares redeemed.............................................  (13,507,480)        (15,746,779)
                                                                  -----------         -----------
    Net increase (decrease).....................................   (4,871,580)          4,421,323
                                                                  -----------         -----------

4. COMPENSATION OF DIRECTORS AND OFFICERS: Directors and Officers of the Funds who are Directors and/or Officers of the Investment Adviser receive no compensation from the Funds. Directors of the Funds who are not interested persons, as defined in the Investment Company Act of 1940, receive compensation in the amount of $3,000 per annum and a $2,000 purchase of Equity Income Fund, Growth Fund or Value Fund shares, plus expenses and a $1,000 purchase in one of the funds for each additional Board of Directors meeting attended other than the annual meeting.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

5. COST OF INVESTMENTS: The cost of investments purchased and the proceeds from sales of investments, excluding short-term obligations, for the six months ended December 31, 2005, were as follows:

                                                              Purchases          Proceeds from Sales
                                                             ------------        -------------------
    Equity Income Fund.....................................  $  8,384,652           $  3,904,592
    Growth Fund............................................   181,280,686            305,889,522
    Value Fund.............................................   464,355,376            850,242,851

   The cost of purchases, sales and redemptions at maturity of short-term U.S. Government securities were as follows:

                                                     Purchases        Sales      Redeemed at Maturity
                                                    ------------   -----------   --------------------
    Equity Income Fund............................  $         --   $        --       $        --
    Growth Fund...................................    46,617,060            --        63,000,000
    Value Fund....................................   103,101,419    19,929,200        80,000,000

6. DISTRIBUTION INFORMATION: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles accepted in the United States. The tax character of distributions made during the fiscal years ended June 30, 2005 and June 30, 2004 were as follows:

                                       2005 TAXABLE DISTRIBUTIONS
                                                                            Net
                                                          Ordinary       Long-Term         Total
    Fund                                                   Income      Capital Gains   Distributions
    ----                                                 -----------   -------------   -------------
    Equity Income Fund.................................  $        --   $         --    $         --
    Growth Fund........................................   10,056,382     13,674,732      23,731,114
    Value Fund.........................................   15,996,704    288,644,525     304,641,229

                                       2004 TAXABLE DISTRIBUTIONS
                                                                         Net Long-
                                                          Ordinary     Term Capital        Total
    Fund                                                   Income          Gains       Distributions
    ----                                                 -----------   -------------   -------------
    Equity Income Fund.................................  $        --    $        --     $        --
    Growth Fund........................................           --     19,395,152      19,395,152
    Value Fund.........................................           --             --              --

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

7. FEDERAL INCOME TAXES: The aggregate cost of investments, which are book figures that approximate federal income tax basis, were as follows:

                                                         Aggregate      Aggregate
                                                           Gross          Gross
                                                         Unrealized     Unrealized    Net Unrealized
                                       Aggregate Cost   Appreciation   Depreciation    Appreciation
                                       --------------   ------------   ------------   --------------
    Equity Income Fund...............  $   12,333,119   $    694,952   $   (183,225)   $    511,727
    Growth Fund......................   1,270,651,352    306,332,320    (15,504,778)    290,827,542
    Value Fund.......................   1,611,632,883    284,812,171    (42,487,773)    242,324,398

    Post-October losses represent losses realized on investment transactions from November 1, 2004 through June 30, 2005 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. As of June 30, 2005, the Equity Income Fund had Post October losses of $49,580.

8. PROXY VOTING POLICIES AND PROCEDURES: A statement that information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2005 is available (i) without charge, upon request, by calling (800) 446-6662; or on our website at http://www.meridianfund.com; and (ii) on the Securities and Exchange Commission ("SEC") website at http://www.sec.gov.

9. INFORMATION ON FORM N-Q: The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                  MERIDIAN FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          This report is submitted for
                       the information of shareholders of
                         Meridian Fund, Inc. It is not
                         authorized for distribution to
                          prospective investors unless
                         preceded or accompanied by an
                             effective prospectus.

           ---------------------------------------------------------
                             Officers and Directors

                             RICHARD F. ASTER, JR.
                             President and Director

                                RALPH CECHETTINI

                              MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                JAMES B. GLAVIN

                                MICHAEL STOLPER
                                   Directors

                                GREGG B. KEELING
                            Chief Financial Officer
                            Treasurer and Secretary
                            Chief Compliance Officer

                                   Custodian
                               PFPC TRUST COMPANY
                           Philadelphia, Pennsylvania

                      Transfer Agent and Disbursing Agent
                                   PFPC INC.
                         King of Prussia, Pennsylvania
                                 (800) 446-6662

                                    Counsel
                            MORRISON & FOERSTER LLP
                                Washington, D.C.

                                    Auditors
                           PRICEWATERHOUSECOOPERS LLP
                           San Francisco, California

                        MERIDIAN EQUITY INCOME FUND(SM)
                            MERIDIAN GROWTH FUND(R)
                             MERIDIAN VALUE FUND(R)

                               SEMI-ANNUAL REPORT

                              [MERIDIAN FUND LOGO]

                         60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939

                              www.meridianfund.com

                            Telephone (800) 446-6662

                               DECEMBER 31, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Meridian Fund, Inc.(R)


By (Signature and Title)* /s/ Richard F. Aster, Jr.
                          -----------------------------
                          Richard F. Aster, Jr.,
                          President & CEO
                          (principal executive officer)

Date 3/7/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Richard F. Aster, Jr.
                          -----------------------------
                          Richard F. Aster, Jr.,
                          President & CEO
                          (principal executive officer)

Date 3/7/06


By (Signature and Title)* /s/ Gregg B. Keeling
                          -----------------------------
                          Gregg B. Keeling,
                          CFO & Treasurer
                          (principal financial officer)

Date 3/7/06

* Print the name and title of each signing officer under his or her signature.